RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Schedule Of Fund Management Fee And Reporting Fee [Table Text Block]
The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2015 and 2014, are as follows:

	2015
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 7	$-	$-	$-
Series 9	72,387	5,151	67,236
Series 10	59,458	10,602	48,856
Series 11	96,095	77,135	18,960
Series 12	64,200	28,536	35,664
Series 14	149,217	96,284	52,933
	$441,357	$217,708	$223,649

	2014
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 7	$-	$-	$-
Series 9	82,528	9,889	72,639
Series 10	72,329	23,919	48,410
Series 11	114,585	39,646	74,939
Series 12	91,199	45,424	45,775
Series 14	182,096	73,516	108,580
	$542,737	$192,394	$350,343

Schedule of Management Fees Paid [Table Text Block]
The partnership management fees paid by the Partnership for the years ended March 31, 2015 and 2014 are as follows:

	2015	2014
Series 7	$-	$-
Series 9	-	-
Series 10	344,731	317,801
Series 11	548,688	115,335
Series 12	191,044	662,903
Series 14	2,923,821	1,161,775
TOTAL	$4,008,284	$2,257,814

Schedule Of Advances From Affiliate [Table Text Block]
The total advances from the affiliate of the general partner to the operating limited partnerships as of March 31, 2015 and 2014 are as follows:

	2015	2014
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	153,188	153,188
Series 14	-	-
TOTAL	$153,188	$153,188

Schedule Of General Administrative [Table Text Block]
General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2015 and 2014 charged to each series’ operations are as follows:

	2015	2014
Series 7	$-	$-
Series 9	11,197	12,860
Series 10	9,798	11,365
Series 11	9,840	11,638
Series 12	10,634	12,913
Series 14	16,184	17,951
TOTAL	$57,653	$66,727